Derivative instruments (Fair Value Hedges) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives	$ (565)	$ (7,065)	$ (3,065)
Fair Value Hedging | Cross-Currency Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives		(9,599)	(5,814)
Gain recognized in Income on hedging items		4,118	2,877
Loss on fair value hedge ineffectiveness		$ 5,481	$ 2,937